Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Federal tax at statutory rate	34.00%	34.00%	34.00%
Deferred tax assets valuation, decrease amount	$ (11,500,000)
Valuation allowance	80,906,000	$ 92,389,000
Unrecognized tax benefits that would affect effective tax rate	0
Interest and penalties related to uncertain tax positions	0
Income tax expense	$ (508,000)	$ 546,000	$ 340,000
Effective tax rate	0.00%	0.00%	(1.00%)
Prosper Funding LLC
Income Taxes [Line Items]
Income tax expense	$ 0	$ 0	$ 0
Effective tax rate	0.00%
Federal
Income Taxes [Line Items]
Net operating loss carryforwards	$ 282,200,000
Federal | Research and development
Income Taxes [Line Items]
Tax credit carryforwards	428,000
State
Income Taxes [Line Items]
Net operating loss carryforwards	$ 305,400,000
Tax period subject to examination	4 years
California | Research and development
Income Taxes [Line Items]
Tax credit carryforwards	$ 450,000
California | Enterprise Zone Credit
Income Taxes [Line Items]
Tax credit carryforwards	$ 1,100,000
Internal Revenue Service (IRS)
Income Taxes [Line Items]
Tax period subject to examination	3 years